Capital Stock Capital Stock - 2019 Executive Chair Incentive Grant (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, amount to vest annually for each Time-based Tranche	0.25
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Nov. 03, 2023
Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share Based Compensation Tax Deficiencies Realized From Exercise Of Stock Options	$ 0	$ 0	$ 1
Number of awards granted	14,245,412	3,502,755
Time-based RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, amount to vest annually for each Time-based Tranche	1,000,000
Number of awards granted	5,000,000
Date of first vest for time-based RSU	Nov. 03, 2019
Market-condition RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, amount to vest for each Market Condition Tranche	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Nov. 03, 2023
Number of days to calculate average NYSE price	10
Market-condition RSU [Member] | Tranche 1 [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
10-day average closing price on NYSE	$ 16
Market-condition RSU [Member] | Tranche 2 [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
10-day average closing price on NYSE	17
Market-condition RSU [Member] | Tranche 3 [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
10-day average closing price on NYSE	18
Market-condition RSU [Member] | Tranche 4 [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
10-day average closing price on NYSE	19
Market-condition RSU [Member] | Tranche 5 [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
10-day average closing price on NYSE	$ 20
Contingent cash award amount	$ 90
Contingent cash award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
10-day average closing price on NYSE	$ 30
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Nov. 03, 2023
Number of days to calculate average NYSE price	10
Contingent cash award expense	$ 1
Contingent cash award liability	$ 1